Additional Detail of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Outstanding Record Investment Pre-Modification	$ 924
Outstanding Record Investment Post-Modification	923
Number of loans	4
Interest income Recognized	0	0
Commercial installment
Financing Receivable, Modifications [Line Items]
Outstanding Record Investment Pre-Modification	0
Outstanding Record Investment Post-Modification	0
Number of loans	0
Interest income Recognized	0
Commercial real estate
Financing Receivable, Modifications [Line Items]
Outstanding Record Investment Pre-Modification	858
Outstanding Record Investment Post-Modification	858
Number of loans	3
Interest income Recognized	108	77
Consumer real estate
Financing Receivable, Modifications [Line Items]
Outstanding Record Investment Pre-Modification	66
Outstanding Record Investment Post-Modification	65
Number of loans	1
Interest income Recognized	30	12
Consumer installment
Financing Receivable, Modifications [Line Items]
Outstanding Record Investment Pre-Modification	0
Outstanding Record Investment Post-Modification	0
Number of loans	0
Interest income Recognized	$ 0